Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Time Deposits [Line Items]
2017	$ 23,797
2018	16,859
2019	6,520
2020	2,436
2021	1,110
Thereafter	2,511
Time deposits maturities, after next twelve months	$ 53,233